Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk management
Percentage of confidence level to determine value at risk	95.00%
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Total VaR	€ 38	€ 11
Impact on profit	40	12
Impact on OCI	33	31
Average for the year
Risk management
Total VaR	31	7
Impact on profit	36	12
Impact on OCI	48	19
Minimum
Risk management
Total VaR	12	4
Impact on profit	17	10
Impact on OCI	31	14
Impact on CTA	0	0
Maximum
Risk management
Total VaR	67	13
Impact on profit	59	15
Impact on OCI	70	31
Impact on CTA	€ 0	€ 0